TYPE			13F-HR/A

PERIOD			12/31/04

FILER
	CIK		0000911084
	CCC		#XDJS5RC

SUBMISSION-CONTACT
	NAME		FRANK P. GANUCHEAU
	PHONE		817-332-9915

				   UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				WASHINGTON, D.C. 20549

				     FORM 13-F

			        FORM 13-F COVERPAGE

REPORT FOR THE CALENDAR QUARTER ENDED: DECEMBER 31, 2004

CHECK HERE IF AMENDMENT [X]; AMENDMENT NUMBER: [1]
THIS AMENDMENT (CHECK ONE):  [X] IS A RESTATEMENT
			     [ ] ADDS NEW HOLDING ENTRIES

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:     GANUCHEAU CAPITAL MANAGEMENT, INC.
ADDRESS:  301 COMMERCE STREET, SUITE 1470
	  FORT WORTH, TEXAS 76102

13F FILE NUMBER: 28-3880

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE TO THE BEST OF THAT PERSON'S KNOWLEDGE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.

PERSON SIGNING REPORT ON BEHALF OF REPORTING MANAGER:


NAME:  FRANK P. GANUCHEAU, CFA
TITLE: PRINCIPAL
PHONE: 817-332-9915


SIGNATURE, PLACE, AND DATE OF SIGNING:
FRANK P. GANUCHEAU     FORT WORTH, TEXAS   AUGUST 8, 2007

THIS FILING IS NOT REQUIRED BECAUSE DISCRETIONARY EQUITY ASSETS UNDER MANAGEMENT WERE BELOW THE FILING REQUIREMENT OF $100 MILLION EFFECTIVE WITH FILING AS OF JUNE 30, 2002. PLEASE DISREGARD FILINGS MADE FROM DECEMBER 31, 2003 THROUGH JUNE 30, 2007.

REPORT TYPE (CHECK ONLY ONE):

[X] 13 F HOLDINGS REPORT
[ ] 13 F NOTICE
[ ] 13 F COMBINATION REPORT


LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

NONE.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF
1934.

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS: 0

FORM 13F INFORMATION TABLE ENTRY TOTAL:  54 ENTRIES

FORM 13F INFORMATION TABLE VALUE TOTAL:  $87,481(x$1000)
LIST OF OTHER MANAGERS:
NONE.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRIA GROUP                   COM              02209s103     3864    63245 SH       SOLE                    45620             17625
                                                               502     8215 SH       OTHER                    3385              4830
BARD, C.R. INC.                COM              067383109     3313    51783 SH       SOLE                    35433             16350
                                                               495     7735 SH       OTHER                    3535              4200
BAXTER INT'L                   COM              071813109     2420    70070 SH       SOLE                    50035             20035
                                                               312     9045 SH       OTHER                    5665              3380
BROWN-FORMAN A                 COM              115637100       51     1000 SH       SOLE                     1000
                                                               203     4000 SH       OTHER                                      4000
BROWN-FORMAN B                 COM              115637209      289     5940 SH       SOLE                     3880              2060
                                                                66     1350 SH       OTHER                                      1350
CENDANT CORP                   COM              151313103     4306   184170 SH       SOLE                   132245             51925
                                                               474    20278 SH       OTHER                   11258              9020
CITIGROUP INC                  COM              172967101     3436    71321 SH       SOLE                    50605             20716
                                                               342     7099 SH       OTHER                    4264              2835
COMPUTER ASSOC                 COM              204912109     3719   119740 SH       SOLE                    83825             35915
                                                               401    12925 SH       OTHER                    7010              5915
DOVER CORP                     COM              260003108     3110    74150 SH       SOLE                    52800             21350
                                                               362     8625 SH       OTHER                    4095              4530
EMERSON ELECTRIC               COM              291011104     2965    42295 SH       SOLE                    29950             12345
                                                               270     3851 SH       OTHER                    2556              1295
EXXON MOBIL                    COM              30231g102      189     3678 SH       SOLE                     3678
                                                                15      289 SH       OTHER                                       289
GANNETT INC                    COM              364730101     2501    30615 SH       SOLE                    21875              8740
                                                               243     2975 SH       OTHER                    2025               950
GENERAL ELECTRIC               COM              369604103     3461    94810 SH       SOLE                    69310             25500
                                                               377    10325 SH       OTHER                    5100              5225
HOME DEPOT INC                 COM              437076102     3670    85875 SH       SOLE                    61925             23950
                                                               387     9060 SH       OTHER                    4110              4950
HONEYWELL INTL                 COM              438516106     2789    78775 SH       SOLE                    56132             22643
                                                               294     8305 SH       OTHER                    5050              3255
JOHNSON & JOHNSON              COM              478160104     4420    69687 SH       SOLE                    50352             19335
                                                               552     8709 SH       OTHER                    4416              4293
KIMBERLY CLARK                 COM              494368103     2496    37933 SH       SOLE                    26113             11820
                                                               252     3833 SH       OTHER                    2323              1510
LEGGETT & PLATT                COM              524660107     2932   103140 SH       SOLE                    72935             30205
                                                               331    11645 SH       OTHER                    7185              4460
LOWE'S COMPANIES               COM              548661107     3248    56400 SH       SOLE                    40670             15730
                                                               316     5495 SH       OTHER                    2300              3195
PALL CORP                      COM              696429307     2935   101395 SH       SOLE                    72910             28485
                                                               323    11160 SH       OTHER                    6135              5025
PEPSICO INC                    COM              713448108     2304    44146 SH       SOLE                    31151             12995
                                                               181     3465 SH       OTHER                    2605               860
PFIZER INC                     COM              717081103     2681    99710 SH       SOLE                    70455             29255
                                                               426    15840 SH       OTHER                    6665              9175
SARA LEE CORP                  COM              803111103     2633   109085 SH       SOLE                    78095             30990
                                                               290    11998 SH       OTHER                    7343              4655
TEXTRON INC                    COM              883203101     3576    48450 SH       SOLE                    33750             14700
                                                               473     6415 SH       OTHER                    3105              3310
TYCO INTL LTD                  COM              902124106     5857   163891 SH       SOLE                   117041             46850
                                                               576    16130 SH       OTHER                    7475              8655
WELLS FARGO & CO               COM              949746101     2998    48232 SH       SOLE                    35187             13045
                                                               308     4950 SH       OTHER                    3010              1940
WYETH                          COM              983024100     2194    51520 SH       SOLE                    36355             15165
                                                               350     8210 SH       OTHER                    3895              4315